Consolidated Balance Sheets (Parentheticals) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment, accumulated depreciation (in Dollars)	$ 1,187	$ 1,079	$ 647
Intangible assets, accumulated amortization (in Dollars)	$ 87,447	$ 82,403	$ 62,228
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	77,480,796	72,000,000	66,289,644
Common stock, shares outstanding	77,480,796	72,000,000	66,289,644